Related Parties - Summary of Corporate Allocations (Detail) - Parent Company [Member] - Prior to Spin Off Event [Member] $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Costs for centralized services [Member]
Related Party Transaction [Line Items]
Related Party Costs	$ 13
Costs associated with employee medical insurance [Member]
Related Party Transaction [Line Items]
Related Party Costs	30
Costs for corporate and shared services [Member]
Related Party Transaction [Line Items]
Related Party Costs	$ 116